Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits [Abstract]
Net Defined Benefit Liability
	As of December 31,
	2024	2023
Net defined benefit liability:
Liability for social security contributions	$8,928,403	$4,544,203
Liability for long-service leave	10,175,001	8,766,021
Total employee benefit liability	19,103,404	13,310,224

Non-current	$10,175,001	$8,766,021

Current	$8,928,403	$4,544,203

Movement in Net Defined Benefit Liability
Movement in net defined benefit  liability

	As of December 31,
	2024	2023	2022

Balance as of January 1,	$8,766,021	$6,654,318	$3,415,458
Included in profit and loss:
Current service cost	1,324,563	1,706,150	428,469
Interest cost	179,510	544,326	255,911
	10,270,094	8,904,794	4,099,838
Included in OCI
Remeasurement in loss (gain)	(16,372)	(124,616)	2,554,480
Payments
Benefits paid	(78,721)	(14,157)	-

Balance as of December 31,	$10,175,001	$8,766,021	$6,654,318

Principal Actuarial Assumption
The following were the principal actuarial assumption at the reporting date (expressed as weighted averages):

	2024	2023

Discount rate	10.70%	9.20%
Salary growth	5.50%	5.50%
Future salary growth	5.00%	5.50%

Sensitivity Analysis Effects Defined Benefit Obligation Amount
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	As of December 31, 2024		As of December 31, 2023
	Increase	Decrease	Increase	Decrease

Discount rate (1% variance)	$(670,015)	$747,123	$(1,121,519)	$1,298,516
	$(670,015)	$747,123	$(1,121,519)	$1,298,516